RELATED PARTIES - Schedule of Aggregate Compensation Made to Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 4,296,651	$ 4,012,976	$ 3,100,958
Post-employment benefits	54,012	62,632	68,300
Share-based payments	6,661,094	5,496,070	2,749,346
Total compensation	$ 11,011,757	$ 9,571,678	$ 5,918,604